Consolidated Statements of Changes in Equity - USD ($)	Ordinary share	Advance receipts for share capital	Capital surplus	Accumulated deficit	Other equity interest Financial statements translation differences of foreign operations	Other equity interest Employee unearned compensation	Other equity interest Unrealized gain (loss) on valuation of financial assets at fair value through other comprehensive income	Total	Non-controlling interest	Total
Balance at Dec. 31, 2022	$ 8,329	$ 361,897	$ 6,487,913	$ (31,398,349)	$ (762,728)			$ (25,302,938)	$ 1,166,354	$ (24,136,584)
Loss for the year				(804,977)				(804,977)	(410,812)	(1,215,789)
Other comprehensive income (loss)					(32,760)			(32,760)	(8,884)	(41,644)
Total comprehensive loss for the year				(804,977)	(32,760)			(837,737)	(419,696)	(1,257,433)
Issuance of ordinary shares	65	(299,814)	600,952					301,203		301,203
Share-based payments	53	(62,083)	280,829					218,799		218,799
Preferred shares conversion	3,575		26,907,495					26,911,070		26,911,070
Share issuance for acquisition of subsidiaries	9,108		70,619,903					70,629,011		70,629,011
Changes in non-controlling interests	752		708,719		(8,425)			701,046	(999,364)	(298,318)
Balance at Dec. 31, 2023	21,882		105,605,811	(32,203,326)	(803,913)			72,620,454	(252,706)	72,367,748
Loss for the year				(85,004,692)				(85,004,692)	27,972	(84,976,720)
Other comprehensive income (loss)					(192,967)		7,526	(185,441)	(17,256)	(202,697)
Total comprehensive loss for the year				(85,004,692)	(192,967)		7,526	(85,190,133)	10,716	(85,179,417)
Share-based payments	27		235,258					235,285		235,285
Restricted stocks	4		147,816			(109,242)		38,578		38,578
Issuance of ordinary shares upon recapitalization, net of issuance costs	189		45,060,227					45,060,416		45,060,416
Reverse share split as part of the recapitalization	(19,489)		19,489
Share issuance for commitment shares			450,000					450,000		450,000
Share issuance for acquisition of subsidiaries			3,184,536					3,184,536		3,184,536
Changes in non-controlling interests									246,614	246,614
Balance at Dec. 31, 2024	2,613		154,703,137	(117,208,018)	(996,880)	(109,242)	7,526	36,399,136	4,624	36,403,760
Loss for the year				(44,550,818)				(44,550,818)	(6,045)	(44,556,863)
Other comprehensive income (loss)					112,046		(64,794)	47,252	254	47,506
Total comprehensive loss for the year				(44,550,818)	112,046		(64,794)	(44,503,566)	(5,791)	(44,509,357)
Share-based payments			279,597					279,597		279,597
Restricted stocks	8		132,253			71,734		203,995		203,995
Issuance of ordinary shares-Second Note to 3i	1,000		3,469,082					3,470,082		3,470,082
Issuance of ordinary shares-Tumim ELOC	788		2,608,494					2,609,282		2,609,282
Issuance of ordinary shares-Private Placement	379		1,499,621					1,500,000		1,500,000
Issuance of ordinary shares for service fee	34		181,901					181,935		181,935
Issuance of ordinary shares to settle subsidiary’s debt	222		655,409					655,631		655,631
Share issuance for commitment shares	12		(12)
Share issuance for acquisition of subsidiaries	56		123,107					123,163		123,163
Balance at Dec. 31, 2025	$ 5,112		$ 163,652,589	$ (161,758,836)	$ (884,834)	$ (37,508)	$ (57,268)	$ 919,255	$ (1,167)	$ 918,088